Interest Income and Interest Expense	12 Months Ended
Dec. 31, 2021
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Interest Income and Interest Expense

Note 25 - Interest Income and Interest Expense

This item comprises interest accrued in the year by all financial assets and liabilities, interest income and expenses, whose implicit or explicit performance is measured by applying the effective interest rate method, independently if these are measured at fair value, as well as the effects from accounting hedges, which are part of the interest income and expenses included in the Consolidated Statement of Income (Loss) for the year.

a)    The composition of interest income and inflation-indexing for the years ended December 31, 2021, 2020 and 2019 is as follows:

	For the years ended December 31,
	2021			2020			2019
		Inflation			Inflation			Inflation
	Interest	adjustments (1)	Totals	Interest	adjustments (1)	Totals	Interest	adjustments (1)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Investments under agreements to resell	3,712	—	3,712	3,567	—	3,567	4,996	(2)	4,994
Interbank loans	621	—	621	1,541	—	1,541	4,361	—	4,361
Commercial loans	610,371	269,316	879,687	732,791	116,425	849,216	850,212	119,461	969,673
Mortgage loans	190,326	324,732	515,058	189,833	116,993	306,826	202,945	107,352	310,297
Consumer loans	304,385	191	304,576	323,836	130	323,966	379,030	135	379,165
Financial investments	45,629	44,918	90,547	58,083	20,955	79,038	79,114	15,539	94,653
Other interest income	10,575	6,355	16,930	7,624	1,821	9,445	17,588	2,543	20,131
Gain (loss) from accounting hedges (*)	39,475	(163,104)	(123,629)	25,980	(49,905)	(23,925)	(9,634)	—	(9,634)
Totals	1,205,094	482,408	1,687,502	1,343,255	206,419	1,549,674	1,528,612	245,028	1,773,640

b)    For the years ended December 31, 2021, 2020 and 2019, the detail of the amount of interest and inflation-indexation adjustment expense is as follows:

	For the years ended December 31,
	2021			2020			2019
		Inflation			Inflation			Inflation
	Interest	adjustments (1)	Totals	Interest	adjustments (1)	Totals	Interest	adjustments (1)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Deposits and other demand liabilities	(30,027)	(1,185)	(31,212)	(46,530)	(312)	(46,842)	(52,181)	(220)	(52,401)
Obligations under repurchase agreements	(5,784)	(5)	(5,789)	(8,621)	(1)	(8,622)	(26,349)	—	(26,349)
Time deposits and other time liabilities	(152,854)	(19,436)	(172,290)	(254,633)	(7,764)	(262,397)	(369,048)	(8,560)	(377,608)
Interbank borrowings	(29,127)	—	(29,127)	(55,541)	—	(55,541)	(81,557)	—	(81,557)
Debt instruments issued	(200,692)	(329,961)	(530,653)	(200,911)	(129,539)	(330,450)	(212,346)	(130,127)	(342,473)
Other financial liabilities	(49)	—	(49)	(215)	—	(215)	(501)	—	(501)
Lease obligations	(3,725)	—	(3,725)	(4,923)	4	(4,919)	(5,034)	(92)	(5,126)
Other Interest expense	(68)	(14,948)	(15,016)	(84)	(7,543)	(7,627)	(79)	(3,227)	(3,306)
Gain (loss) from hedge accounting (*)	76,666	—	76,666	33,376	—	33,376	16,099	—	16,099
Totals	(345,660)	(365,535)	(711,195)	(538,082)	(145,155)	(683,237)	(730,996)	(142,226)	(873,222)

(1)    The inflation indexation adjustment is the result of changes in the Unidades de Fomento (“UF”). The UF is an inflation-index Chilean monetary unit with a value in Chilean pesos that changes daily to reflect changes in the Official Consumer Price Index (“CPI”) of the Instituto Nacional de Estadísticas (the Chilean National Institute of Statistics) for the previous month. The effect of any changes in the nominal peso value of our UF-denominated interest earning assets and interest bearing liabilities is reflected in our results of operations as an increase (or decrease, in the event of deflation) in interest income and expense respectively.

(*)    The mark to market adjustments are presented in this line for hedging derivatives used in hedging of assets except in the case of foreign currency hedges and cash flow hedges (cross-currency), their all-in mark to market adjustment is included in the foreign exchange gain (losses) (see Note 28 “Net foreign exchange income (losses)”).